Schedule of warrant liabilities (Details)		12 Months Ended
	Mar. 24, 2026 shares	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
Warrant Liabilities
Number of Warrants Outstanding | shares		2,394,367
Weighted average exercise price, beginning balance | $ / shares		$ 6.37
Number of Warrants, Granted | shares	2,394,367		2,394,367
Weighted average exercise price, warrants granted | $ / shares			$ 6.37
Number of warrants, exercised | shares
Weighted average exercise price, warrants exercised | $ / shares
Number of Warrants Outstanding | shares		2,394,367	2,394,367
Weighted average exercise price, ending balance | $ / shares		$ 6.37	$ 6.37
Weighted average remaining life years		3 years 8 months 23 days	4 years 8 months 23 days